OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)	OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation (losses) gains in respect of foreign operations	$(467)	$87	$207
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	27	—	26
Gains (losses) on hedges of net investments in foreign operations, net of income tax expense (benefit) of nil (2020 - nil; 2019 - $2 million)	163	650	(176)
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	—	—	6
	(277)	737	63
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(12) million (2020 - $4 million; 2019 - $4 million)	95	116	21
	95	116	21
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(2)	4	—
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	—	1
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2020 - nil; 2019 – nil)	56	(62)	(51)
	54	(58)	(50)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income tax benefit of $59 million (2020 - $11 million; 2019 - $6 million)	(33)	17	(7)
Share of revaluation surplus (losses) on equity accounted investments, net of income tax expense (benefit) of nil (2020 - nil; 2019 - nil)	354	(206)	16
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2020 – nil; 2019 – nil)	—	(1)	(1)
Revaluation surplus (loss), net of income tax expense of $(120) million (2020 –$49 million; 2019 – $22 million)	811	(191)	281
	1,132	(381)	289
Total other comprehensive income (loss)	$1,004	$414	$323